Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of borrowings	Long-term debt consists of the following:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2022	2021
LONG-TERM DEBT
Senior unsecured notes - due May 15, 2025 (a)	—	97.1
Senior unsecured notes - due July 15, 2027 (b)	394.9	393.9
Credit Facility (c)	—	—
Total long-term debt	394.9	491.0

Schedule of applicable redemption prices on 2025 Unsecured Notes	During the 12-month period beginning on July 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2027 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2023	103.75
2024	101.88
2025 and thereafter	100.00

Schedule of significant covenants	Significant financial covenants are as follows:

		Twelve months ended December 31	Twelve months ended December 31
Financial Covenant		2022	2021
FINANCIAL COVENANTS
Minimum interest coverage ratio (Adjusted EBITDA to interest)	>3.0 :1	4.5 : 1	7.2 : 1
Maximum leverage ratio (net debt to Adjusted EBITDA)	<4.5:1	2.1 : 1	0.6: 1
Maximum secured leverage ratio (secured debt to Adjusted EBITDA)	<2.0:1	0.2 : 1	0.1 : 1

Schedule of reconciliation of liabilities arising from financing activities explanatory	The following is a summary of the changes in liabilities arising from financing activities for the year ended December 31, 2022:

	As at December 31, 2021	Borrowings	Repayments	Fair Value changes	Interest & Accretion	As at December 31, 2022
Liabilities arising from financing activities
Long-term debt	491.0	—	(100.0)	—	3.9	394.9
Interest payable	14.9	—	(33.2)	—	32.4	14.1
Gold stream obligation	194.0	—	(24.0)	4.7	—	174.7
New Afton free cash flow interest obligation	467.4	—	(12.4)	(76.1)	—	378.9
Total	1,167.3	—	(169.6)	(71.4)	36.3	962.6